Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Drilling Rigs, Drillships, Machinery and Equipment (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Balance,at end of period	$ 6,259,747	$ 5,828,231
Cost | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	6,637,843	5,021,508
Additions	755,330	1,616,335
Depreciation	0	0
Balance,at end of period	7,393,173	6,637,843
Accumulated Depreciation | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	(809,612)	(574,778)
Additions	0	0
Depreciation	(323,814)	(234,834)
Balance,at end of period	(1,133,426)	(809,612)
Net Book Value | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	5,828,231	4,446,730
Additions	755,330	1,616,335
Depreciation	(323,814)	(234,834)
Balance,at end of period	$ 6,259,747	$ 5,828,231